Warrants - Additional Information (Detail)	6 Months Ended
Jan. 26, 2021 $ / shares shares
Warrants [Line Items]
Threshold number of days after the closing of a business combination to file with the SEC	15 days
Effective day for registration statement to be issued after the closing of a business combination	60 days
Percentage of gross proceeds to equity proceeds	60.00%
Number of trading days determining class of warrants or rights exercise price	20 days
Common stock lock in period	30 days
Share Price Equals Or Exceeds Eighteen USD | Common Class A
Warrants [Line Items]
Share price	$ 18.00
Share Price Equals Or Exceeds Eighteen USD | Common Class A | Reference Value
Warrants [Line Items]
Share price	18.00
Share Price Equals Or Exceeds Ten USD | Reference Value
Warrants [Line Items]
Share price	10.00
Share Price Equals Or Exceeds Ten USD | Common Class A
Warrants [Line Items]
Share price	10.00
Share Price Less Than Eighteen USD | Reference Value
Warrants [Line Items]
Share price	18.00
Share Price Less Than Nine Point Two Zero USD
Warrants [Line Items]
Share price	$ 9.20
Class of warrant or right, exercise price adjustment percentage	115.00%
Share Price Below Nine Point Twenty USD | Common Class A
Warrants [Line Items]
Share price	$ 9.20
Share Price At Ten USD
Warrants [Line Items]
Class of warrant or right, exercise price adjustment percentage	100.00%
Share Price At Ten USD | Common Class A | Redemption Trigger Price
Warrants [Line Items]
Share price	$ 10.00
Share Price At Eighteen USD
Warrants [Line Items]
Class of warrant or right, exercise price adjustment percentage	180.00%
Share Price At Eighteen USD | Common Class A | Redemption Trigger Price
Warrants [Line Items]
Share price	$ 18.00
Warrant
Warrants [Line Items]
Class of warrant or right exercisable | shares	0
Class of warrant or right, redemption price	$ 0.10
Class of warrant or right, minimum notice period for redemption.	30 days
Public Warrants
Warrants [Line Items]
Class of warrant or right, day from which warrants or rights becomes exercisable	30 days
Class of warrant or right, months from which warrants or rights becomes exercisable	12 days
Warrants outstanding term	5 years
Public Warrants | Fractional Shares
Warrants [Line Items]
Class of warrant or right, number of securities called by warrant or right | shares	0
Public Warrants | Warrant
Warrants [Line Items]
Class of warrant or right, redemption price	$ 0.01
Class of warrant or right, minimum notice period for redemption.	30 days
Number of trading days determining class of warrant or rights redemption	20 days
Number of trading days period ending three business days determining class of warrant or rights redemption	30 days